Income Taxes (Tax Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Abstract]
(Loss) earnings before income taxes		$ 22.2
Statutory tax rate	25.00%	25.00%
Expected income tax (recovery) expense based on above rates	$ (9.6)	$ 5.6
Effect of higher tax rates in foreign jurisdictions	(2.4)	0.3
Non-deductible expenses	4.4	4.9
Impact of local mining taxes	6.0	2.2
Impact of foreign exchange	28.8	(22.5)
Impact of renouncement of flow through share expenditures	0.3	2.6
Withholding tax	1.2	1.3
Change in unrecognized temporary differences	5.2	2.6
Other	0.3	(1.4)
Income tax expense (recovery) recognized in net (loss) earnings	$ 34.2	$ (4.4)